Schedule H, Line 4a - Schedule of Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Schedule H, Line 4a - Schedule of Delinquent Participant Contributions
Thrift Plan for Employees of S&T Bank
EIN: 25-0776600        Plan Number: 002
Schedule H, Line 4(a)-Schedule of Delinquent Participant Contributions
December 31, 2025

Participant Contributions Transferred Late to Plan	Total That Constitute Nonexempt Prohibited Transactions			Total Fully Corrected Under Voluntary Fiduciary Correction Program (VFCP) and Prohibited Transaction
Check Here if Late Participant Loan Repayments are Included	Contributions Not Corrected	Contributions Corrected Outside VFCP	Contributions Pending Correction in VFCP
2025	—	$1,195	—	—